Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of earnings (loss) per share
Details of the calculation of the net income (loss) and the weighted average number of shares used in the EPS computations are as follows:

For the years ended December 31,	2023	2022
		(restated, see Note 2)
Common shareholders’ net income (loss) for basic earnings per share	$3,086	$2,871
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$3,096	$2,881
Weighted average number of common shares outstanding for basic earnings per share (in millions)	586	586
Add: Dilutive impact of stock options(2) (in millions)	—	—
Dilutive impact of convertible instruments(1) (in millions)	3	3
Weighted average number of common shares outstanding on a diluted basis (in millions)	589	589
Basic earnings (loss) per share	$5.27	$4.90
Diluted earnings (loss) per share	$5.26	$4.89

(1)    The convertible instruments are the SLEECS B issued by SLCT I.
(2) Excludes the impact of 2 million stock options for the year ended December 31, 2023 (December 31, 2022 — 1 million, respectively) because these stock options were anti-dilutive for the period.